Document and Entity Information	Nov. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001383701
Document Type	8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	Histogen Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36003
Entity Tax Identification Number	20-3183915
Entity Address, Address Line One	10655 Sorrento Valley Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	526-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	HSTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false